Derivative Instruments (Schedule of Fair Value Of Foreign Exchange Contracts) (Details) (Foreign Exchange Contract, Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Foreign exchange forward and option contracts, asset	$ 0.9	$ 0
Accrued and other current liabilities
Derivatives, Fair Value [Line Items]
Foreign exchange forward and option contracts, liability	$ 1.4	$ 0